Long-term Borrowings, Capital Lease Obligations and License Agreements - 2016 Credit Agreement (Details) - USD ($)				12 Months Ended
	Apr. 23, 2018	Jan. 10, 2018	Feb. 23, 2016	Dec. 31, 2018	Dec. 31, 2017
Long-Term Borrowings
Amount outstanding, net of discount and debt issuance costs				$ 3,864,201,000	$ 3,150,999,000
Term Loan Facility
Long-Term Borrowings
Outstanding balance				$ 0
Revolving senior credit facility
Long-Term Borrowings
Term	5 years
Maximum borrowing capacity	$ 1,750,000
Commitment fee regardless of usage (as a percent)	0.20%
Standby letters of credit
Long-Term Borrowings
Maximum borrowing capacity	$ 50,000,000
Credit Agreement dated as of February 23, 2016 | Term Loan Facility
Long-Term Borrowings
Principal amount			$ 700,000,000
Term			5 years
Credit Agreement dated as of February 23, 2016 | Refinancing Term Loan
Long-Term Borrowings
Principal amount			$ 300,000,000
Credit Agreement dated as of February 23, 2016 | Standby letters of credit
Long-Term Borrowings
Maximum borrowing capacity			$ 50,000,000
Credit Agreement dated as of February 23, 2016 | Minimum | Delayed Draw Term Loan
Long-Term Borrowings
Commitment fee on undrawn commitment (as a percent)				0.10%
Credit Agreement dated as of February 23, 2016 | Minimum | Revolving senior credit facility
Long-Term Borrowings
Commitment fee regardless of usage (as a percent)				0.10%
Credit Agreement dated as of February 23, 2016 | Maximum | Delayed Draw Term Loan
Long-Term Borrowings
Commitment fee on undrawn commitment (as a percent)				0.25%
Credit Agreement dated as of February 23, 2016 | Maximum | Revolving senior credit facility
Long-Term Borrowings
Commitment fee regardless of usage (as a percent)				0.25%
Term Loan Facility dated as of January 10, 2018
Long-Term Borrowings
Principal amount		$ 450,000,000
Term		2 years
LIBOR | Minimum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.00%
LIBOR | Credit Agreement dated as of February 23, 2016 | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				1.50%
LIBOR | Credit Agreement dated as of February 23, 2016 | Revolving senior credit facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				1.30%
LIBOR | Credit Agreement dated as of February 23, 2016 | Minimum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				1.00%
LIBOR | Credit Agreement dated as of February 23, 2016 | Minimum | Revolving senior credit facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.90%
LIBOR | Credit Agreement dated as of February 23, 2016 | Maximum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				1.75%
LIBOR | Credit Agreement dated as of February 23, 2016 | Maximum | Revolving senior credit facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				1.50%
LIBOR | Term Loan Facility dated as of January 10, 2018 | Minimum
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.75%
LIBOR | Term Loan Facility dated as of January 10, 2018 | Maximum
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.75%
Base rate | Minimum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.00%
Base rate | Credit Agreement dated as of February 23, 2016 | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.50%
Base rate | Credit Agreement dated as of February 23, 2016 | Revolving senior credit facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.30%
Base rate | Credit Agreement dated as of February 23, 2016 | Minimum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.00%
Base rate | Credit Agreement dated as of February 23, 2016 | Minimum | Revolving senior credit facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.00%
Base rate | Credit Agreement dated as of February 23, 2016 | Maximum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.75%
Base rate | Credit Agreement dated as of February 23, 2016 | Maximum | Revolving senior credit facility
Long-Term Borrowings
Margin added to variable rate (as a percent)				0.50%